Average Annual Total Returns - Class P Shares - Goldman Sachs Focused Value Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000® Value Index (reflects no deduction for fees or expenses) Since Inception
Total	9.86%	10.74%	Apr. 17, 2018	9.34%	9.69%	6.19%	8.11%	2.79%	7.11%